Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Shares	Non-Controlling Interest
Balance, value at Dec. 31, 2016	$ 1,567,241	$ 12,345	$ 261,992	$ (72,181)	$ 1,398,112	$ (40,428)	$ 7,401
Balance, shares at Dec. 31, 2016		42,782,043
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised		5,214
Stock issued during period, value, stock options exercised	119	$ 2	117
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	13		13
Dividends paid	(75,300)				(75,300)		0
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(14,723)			(15,471)			748
Less: net income attributable to non-controlling interests	(1,513)						(1,513)
Net income attributable to Elbit Systems Ltd.’s shareholders	239,109				239,109
Balance, value at Dec. 31, 2017	1,717,972	$ 12,347	262,122	(87,652)	1,561,921	(40,428)	9,662
Balance, shares at Dec. 31, 2017		42,787,257
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised		2,152
Stock issued during period, value, stock options exercised	48	$ 1	47
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	1,387		1,387
Dividends paid	(75,305)				(75,305)
Noncontrolling Interest, Increase from Business Combination	11,025						11,025
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(7,941)			(7,292)			(649)
Less: net income attributable to non-controlling interests	(1,917)						(1,917)
Net income attributable to Elbit Systems Ltd.’s shareholders	206,738				206,738
Balance, value at Dec. 31, 2018	$ 1,854,408	$ 12,348	263,556	(94,944)	1,691,921	(40,428)	21,955
Balance, shares at Dec. 31, 2018	42,789,409	42,789,409
Increase (Decrease) in Stockholders' Equity [Roll Forward]
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	$ 3,994		3,994
Issuance of treasury shares (in shares)		1,408,921
Issuance of treasury shares	184,840	$ 394	144,018			40,428
Dividends paid	(62,578)				(57,719)		4,859
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(49,479)			(50,019)			540
Less: net income attributable to non-controlling interests	(798)						(798)
Net income attributable to Elbit Systems Ltd.’s shareholders	227,857				227,857
Balance, value at Dec. 31, 2019	$ 2,159,840	$ 12,742	$ 411,568	$ (144,963)	$ 1,862,059	$ 0	$ 18,434
Balance, shares at Dec. 31, 2019	44,198,330	44,198,330